BRUCE FUND, INC.

                                          REPORT  TO  SHAREHOLDERS

                                                ____________________


                                                      Six Months Ended
                                                     December 31, 2000




		January 16, 2001



Management Discussion and Analysis

The Bruce Fund shares produced a total return of 19.23% for
 the six months ended
December 31, 2000, compared to a total return of -9.23% for
 the S&P 500 Index for the same
period.

Interest rates declined in the period, resulting in gains for the bonds in the portfolio.  The
common stocks in the portfolio were also strong during the
 period and were equally responsible
for the gain.  The weakness in the stock market averages
 was more centered in the recently high
flying technology and internet related issues.  Small
 capitalization value and turnaround stocks, similar to ours, also outperformed in relative terms.

	The percentage of Fund assets in common stocks has remained small. We continue to believe the more prudent capital appreciation opportunity is in U.S. Treasury securities and thus a
majority of the Fund assets rests there. Management would
 like to make clear that, as stated in the Prospectus, the Fund's objective is long-term capital appreciation from stocks and/or bonds;
income is a secondary consideration.

	Shareholders are invited to use the toll-free number (800) 347-8607 to obtain any Fund information.

	                               Sincerely,

                                   Robert B. Bruce, President



	BRUCE FUND, INC.
	BALANCE SHEET
	DECEMBER 31, 2000
                        (Unaudited)
ASSETS
Investments, at Market Value (Cost $2,283,109)	$2,974,771
Cash		                                                    12,605
Dividends Receivable	                                        150
Interest Receivable                                                  5,755
	TOTAL ASSETS	                             $2,993,281

LIABILITIES
Accrued Expenses	                                $    16,488
Dividend Payable                                                        2,686
	TOTAL LIABILITIES                              $19,174

CAPITAL
Capital Stock (20,960 Shares of $1 Par Value
  Capital Stock Issued and Outstanding; 200,000
  Shares Authorized)                                    	$      20,960
	Paid-in Surplus	                             2,178,612
Accumulated Undistributed Net Investment Income     256,860
Accumulated Net Realized Losses on Investments    (173,987)
Net Unrealized Appreciation on Investments  691,662

	TOTAL CAPITAL (NET ASSETS)	$2,974,107

	     TOTAL LIABILITIES AND CAPITAL	$2,993,281

NET ASSET VALUE (Capital) Per Share                  	$   141.89

The accompanying notes to financial statements are an integral part of this statement.


BRUCE FUND, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000
                                                                 (Unaudited)
INVESTMENT INCOME
	Dividends                                                      	$   592
	Interest	                                                     67,671
			                                 $ 68,263
EXPENSES
	Management Fees	                             $ 13,766
	Custodian/Security Transaction	  905
	Directors                                        	  172
	Transfer Agent Fees    	                 1,267
	Legal Fees	                                       272
	Audit and Accounting Fees	                 7,240
	Insurance	                                                      521
	Printing                                                 	362

	Total Expenses                                          $	24,505

	NET INVESTMENT INCOME		$ 43,758

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
 Net Realized Losses on Investments	                  (173,317)
 Net Change in Unrealized Appreciation on Investments  581,862

NET GAIN ON INVESTMENTS	                $	408,545

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS	                                                     $452,303


The accompanying notes to financial statements are an integral part of this statement.


 	BRUCE FUND, INC.
	NOTES TO FINANCIAL STATEMENTS
	December 31, 2000
                                (Unaudited)


NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

	The financial statements of Bruce Fund, Inc. (the "Fund") have been prepared in conformity with accounting principles generally accepted in the
 United States ("GAAP") and
reporting practices prescribed for the mutual fund industry.
 The preparation of financial
statements in conformity with GAAP requires management to
 make estimates and assumptions
that affect the reported amounts of assets and liabilities and disclosure of contingent assets and
liabilities at the date of the financial statements and the
 reported amounts of revenues and
expenses during the reporting period. Actual results could differ from those estimates.

	A description of the significant accounting policies follows:

	1.	Portfolio valuation:  Market value of investments
 is based on the last sales price
reported on each valuation date. If there were no reported sales on that day, the investments are
valued using the mean of the closing bid and asked quotations obtained from published sources.
NASDAQ and unlisted securities for which quotations are available are valued at the closing bid
price.

	2.	Securities transactions and investment income
:  Securities transactions are
recorded on a trade date basis.  Dividend income and distributions to shareholders are recorded
on the ex-dividend date. Interest income is recorded as earned, and discounts on investments are
accreted into income using the effective interest method.   Realized
 gains or losses from securities
transactions are recorded on the specific identification method for both book and tax purposes.
At December 31, 2000, the cost of investments held was
 $2,283,109 for both financial reporting
and federal income tax purposes.  At December 31, 2000,
 gross unrealized appreciation on
investments was $792,810 and gross unrealized depreciation
 on investments was $(101,148) for
both financial reporting and federal income tax purposes.

NOTE B - CAPITAL STOCK:

	During the six months ended December 31, 2000
 there were 285 shares redeemed; 72
shares issued and 1,478 shares issued through dividend reinvestment.

 NOTE C - PURCHASES AND SALES OF SECURITIES:

	During the six months ended December 31, 2000, purchases and sales of securities with original maturities of greater than one year were $903,165 and $902,693 respectively.


NOTE D - RELATED PARTIES

	Bruce and Company, an Illinois corporation, is the investment advisor of the Fund and furnishes investment advice. In addition it provides office
 space and facilities and pays the cost of all prospectuses and financial reports (other than those mailed to current shareholders).
Compensation to Bruce and Company for its services
 under the Investment Advisory Contract is paid monthly based on the following:

Annual Percentage Fee   Applied to Average Net Assets of Fund
             1.0%                             Up to $20,000,000; plus
               0.6%                     $20,000,000 to $100,000,000; plus
               0.5%                                 over $100,000,000.

	As of December 31, 2000, Robert B. Bruce owned
 9,028 shares and R. Jeffrey Bruce
owned 1,256 shares.  Robert B. Bruce is a director of the Fund;
 both Robert B. Bruce and
R. Jeffrey Bruce are officers of the Fund and are officers, directors and owners of the investment advisor, Bruce and Company.

NOTE E - TAXES:

	The Fund has made distributions to its shareholders so as to be relieved of all Federal income tax under provisions of current tax regulations applied to regulated investment companies,
and personal holding companies.

NOTE F - DIVIDEND DISTRIBUTION:

	During December 2000, the Fund announced a dividend from net investment income of
$1.90 per share, aggregating $37,017 and a long term
 capital gain distribution of $9.00 per share aggregating $175,342. These distributions were payable
 December 29, 2000 to shareholders of
record on December 28, 2000.




                                              BRUCE FUND, INC.
                                    SCHEDULE OF INVESTMENTS
                                               December 31, 2000
                                                      (Unaudited)

Common Stocks (27.75%)
				                           Market
Shares		         Issue	      Cost	            Value
	Property-Casualty Insurance (1.50%)
 1,000               RLI Corp.	                   $   9,279          $  44,688
	Consumer Products  (0.05%)
282,000	            *Chantal Pharm.	   23,620	              1,410
	Medical Services  (18.15%)
  23,137	            *InSight Health	   73,762	          190,880
16,100	*Atrix Labs.	128,214	          273,700
5,000             *Serologicals          20,725               75,312
	Energy Services  (4.65%)
  37,500             *Team, Inc.	105,895              138,281
	Misc. Services  (3.40%)
  *Rural Metro                   86,250                61,875
2,000	 *Amerco                         42,125                 39,250
                      Total Common  Stocks	 $489,870          $825,396

Bonds (72.26%)
				                                Market
Principal			                     Cost	                Value
	    U.S. Government (66.38%)
$2,000,000 	U.S. Treasury"STRIPS", Bond
		Principal, due 5-15-2018   $480,826  $752,500
$4,000,000 	U.S. Treasury "STRIPS", Bond
		Principal, due 8-15-2028   787,486     875,000
$1,500,000      U.S. Treasury "STRIPS",
                        Coupon, due  2-15-2027            298,240        346,875

                Corporate Convertibles (5.88%)
$   200,000 Res-Care 6% due 12-1-2004   125,750             100,000
$   250,000 Viropharma 6% due 3-1-2007    100,937            75,000
    Total Bonds	               $1,793,239               $2,149,375
        Total Investments  (100.01%)       $2,283,109          $2,974,771

                   Cash and Other Assets, Less
            Liabilities (-0.01%)                                        $(664)

                   TOTAL NET ASSETS (100%)                        $2,974,107

The accompanying notes to financial statements are
 an integral part of this schedule.
*Non-cash income producing.






	BRUCE FUND, INC.







	REPORT TO SHAREHOLDERS

	_______________________

	Six Months Ended
	December 31, 2000






BRUCE FUND, INC.
20 North Wacker Drive
Suite 2414
Chicago, Illinois 60606
(312)236-9160


                                                 BRUCE FUND, INC.
                           STATEMENT OF CHANGES IN NET ASSETS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2000
                                                (Unaudited)

OPERATIONS
Net Investment Income	                                       $      43,758
Net Realized Losses on Investments	                            (173,317)
Net Change in Unrealized Appreciation on Investments	581,862
Net Increase in Net Assets Resulting from Operations  $    452,303


DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income		$    (37,017)
Distributions from Net Capital Gains		    (175,342)
Decrease in Net Assets Resulting from
     Distributions to Shareholders		$  (212,359)

CAPITAL STOCK TRANSACTIONS
	Proceeds from Shares Issued		  $        9,900
	Increase from Shares Issued in Reinvested
	  Distributions			       209,673
	Cost of Shares Redeemed		      (10,324)
	Increase in Net Assets Resulting from
	    Capital Stock Transactions		 $    209,249

TOTAL INCREASE		     	                     $   449,193

NET ASSETS
	Beginning of Fiscal Year		 2,524,914
	At December 31, 2000                                $2,974,107




The accompanying notes to financial statements are an integral part of these statements.